CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash	$ 1,411,510	$ 3,791,302
Accounts receivable	0	8,075
Notes receivable	2,500,000	0
Interest receivable	833	0
Prepaid assets, current portion	208,133	142,356
TOTAL CURRENT ASSETS	4,120,476	3,941,733
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	13,622	12,695
Furniture and fixtures, net	11,615	12,542
OTHER ASSETS
Prepaid insurance	205,833	348,333
Right of use asset, net of accumulated amortization	28,676	58,914
Total other assets	3,038,676	3,961,414
TOTAL ASSETS	7,170,767	7,915,689
CURRENT LIABILITIES
Accounts payable	482,005	99,021
Accrued expenses	298,266	181,998
Notes payable, current portion	825,000	1,500,000
Right of use liability, current portion	10,757	41,618
TOTAL CURRENT LIABILITIES	1,616,028	1,822,637
LONG TERM LIABILITIES
Notes payable	150,000	150,000
Derivative liability warrants	378,375	1,125,000
Right of use liability, non-current portion	14,723	14,723
TOTAL LONG TERM LIABILITIES	543,098	1,289,723
TOTAL LIABILITIES	2,159,126	3,112,360
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS' EQUITY
Series B preferred stock, $0.0001 par value, 10,000,000 shares authorized, no shares issued and outstanding, respectively	0	0
Common stock, $0.0001 par value, 150,000,000 shares authorized, 32,991,036 shares issued and outstanding at September 30, 2023, and 19,566,839 shares issued and outstanding at December 31, 2022	3,299	1,957
Additional paid-in capital	87,990,247	70,541,095
Accumulated deficit	(82,981,905)	(65,739,723)
TOTAL STOCKHOLDERS' EQUITY	5,011,641	4,803,329
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,170,767	$ 7,915,689